Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter (Detail) (Direct Financing Leases, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Direct Financing Leases
Leases Disclosure [Line Items]
2014	¥ 377,514
2015	255,587
2016	184,964
2017	103,938
2018	58,303
Thereafter	126,062
Total	¥ 1,106,368